Share-based payment arrangements	12 Months Ended
Dec. 31, 2025
Share-based payment arrangements
Share-based payment arrangements

16.   Share-based payment arrangements

16.1 Stock option program

The Group granted stock option programs in the years 2020, 2021, 2022, 2023, 2024 and 2025, through which selected executives received options granting the right to purchase shares, subject to certain conditions outlined in the “Stock Option Plan” (“SOP”). The Parent Company has the option to settle these options in equity or cash. Equity settlement occurs through the Parent Company, with each option granting the right to acquire one Class A common share issued by the Parent Company.

16.2 Incentive stock options program

In October 2022, the Board of Directors approved the Incentive Stock Option (“ISO”) program. The ISO may be granted to employees of certain subsidiaries of the Parent Company and must have an exercise price not less than 100% of the fair market value (or 110% in relation to a 10% shareholder) of a Class A common share of the Parent Company on the date of grant and a term of no more than 10 years (or five years in relation to a 10% shareholder). There were grants under this plan in the years 2022, 2024 and 2025.

16.3 Restricted stock units program

In October 2022, the Board of Directors approved the Restricted Stock Units (“RSU”) program. A restricted stock unit is an unfunded and unsecured obligation to issue Class A common shares of the Company (or an equivalent cash amount) to participants in the future. The RSU become payable on terms and conditions determined by the Company and will vest and be settled at such times in cash, shares, or other specified property, as determined by the Company.

16.4 Matching shares program

In 2023, the Group established a Matching Program (“Matching”) under the Restricted Stock Units Plan, which provides for the granting of Restricted Stock Units (“RSUs”) to selected participants who fulfill the condition acquiring CI&T’s shares and holding the acquired shares as restricted and non-negotiable shares for the respective vesting period. Under the matching program, participants have the right to receive, on each grant date, the matching shares granted in accordance with the vesting period, equivalent to 50% of the shares they acquired. These matching shares vest on the second anniversary of the grant date.

The summary of the outstanding share-based payment arrangements is presented below:

Grant date	Number of instruments	Settlement	Stock incentive plan	Contractual life of options (years)
2020	3,940,478	Equity	SOP	6.8
2020	69,774	Cash	SOP	6.8
2021	890,436	Equity	SOP	5.0
2021	12,130	Cash	SOP	5.0
2022	441,838	Equity	SOP	5.0
2022	93,896	Equity	ISO	6.0
2022	49,279	Equity	RSU	4.0
2022	1,399,998	Equity	RSU	4.0
2022	13,101	Cash	SOP	5.0
2023	89,432	Equity	SOP	4.0
2023	265,167	Equity	RSU	4.0
2023	6,719	Equity	Matching	2.0
2024	458,594	Equity	SOP	4.0
2024	804,861	Equity	RSU	4.0
2024	447,100	Equity	ISO	4.0
2024	17,267	Cash	SOP	4.0
2024	15,480	Cash	RSU	3.0
2025	447,166	Equity	SOP	4.0
2025	353,705	Equity	ISO	4.0
2025	847,662	Equity	RSU	4.0
2025	65,000	Equity	ISO	3.0
2025	13,656	Cash	SOP	4.0
2025	12,127	Cash	RSU	4.0

16.5 Fair value of equity-settled share-based payment arrangements

Grant date	Stock Incentive Plan	Plan	Program	Currency	Fair value at grant date	Share price at grant date	Exercise price (weighted average)	Expected volatility (weighted average) %	Expected life (weighted average) (years)	Expected dividends %	Interest Rate %
2020	SOP	1st	1	R$	0.09	4.14	1.83	27.73	6.8	5.05	5.31
2020	SOP	1st	2	R$	0.09	4.14	1.83	27.73	6.8	5.05	5.31
2021	SOP	1st	3	R$	0.32	3.81	3.49	27.73	5	5.05	5.31
2021	SOP	1st	4	R$	0.33	3.81	3.49	27.73	5	5.05	5.31
2022	SOP	2nd	1	US$	0.18 - 2.42	5.57	4.10 - 16.75	31.71	5	n/a	3.73
2022	ISO	1st	1	US$	0.44 - 1.54	6.30 - 9.39	6.30 - 16.75	27.44 – 31.71	6	n/a	3.83 - 4.69
2022	RSU	1st	1	US$	8.29 - 9.39	n/a	n/a	n/a	4	n/a	n/a
2023	SOP	2nd	2	US$	1.40 - 4.00	4.79 - 6.30	4.10 - 5.81	32.69	4	n/a	3.61 - 4.69
2023	Matching	1st	1	US$	5.04	n/a	n/a	n/a	2	n/a	n/a
2024	SOP	2nd	3	US$	2.15	4.77	3.95	53.89	4	n/a	6.37
2024	ISO	1st	2	US$	2.42	4.77	3.95	53.98	4	n/a	6.72
2024	RSU	1st	2	US$	4.77	n/a	n/a	n/a	3	n/a	n/a
2025	SOP	2nd	2	US$	1.41	5.88	6.08	17.79	3	n/a	7.68
2025	ISO	1st	2	US$	1.52	5.88	5.88	17.79	3	n/a	7.68
2025	RSU	1st	2	US$	5.88	n/a	n/a	n/a	4	n/a	n/a
2025	ISO	Retention Plan	n/a	US$	1.84	4.77	4.77	48.40%	3	n/a	3.50

16.6 Fair value of cash-settled share-based payment arrangements

	Stock Options
	Grant date April 1, 2020	Measurement date December 31, 2025	Grant date April 1, 2021	Measurement date December 31, 2025	Grant date October 1, 2022	Measurement date December 31, 2025	Grant date June 8, 2024	Measurement date December 31, 2025	Grant date June 10, 2025	Measurement date December 31, 2025
Fair value	1.00	2.79	0.33	2.84	3.31	1.09	2.46	1.07	1.52	0.01
Share price	3.22	4.54	2.97	4.54	6.64	4.54	5.00	4.54	5.88	4.54
Exercise price	1.96	1.77	3.49	1.75	4.10	4.10	3.95	3.95	6.08	6.08
Expected volatility (weighted average) %	27.73	32.86	27.73	32.86	31.71	34.46	59.67	25.51	17.79	5.65
Expected life (weighted average) (years)	6.8	3	5	3	5	3	4	3	3	3
Expected dividends %	5.05	-	5.05	-	-	-	-	-	-	-
Risk-free interest rate %	3.11	2.47	2.66	2.84	3.8	1.02	4.92	6.97	7.68	7.31

	Restricted stock units
	Grant date June 8, 2024	Measurement date December 31, 2025	Grant date June 10, 2025	Measurement date December 31, 2025
Fair value	4.77	6.19	5.88	4.54
Expected life (weighted average) (years)	3	3	4	4

As of December 31, 2025, the liabilities related to cash-settled stock options amounted to US$ 208, compared to US$ 341 as of December 31, 2024. Additionally, the liabilities for restricted stock units were US$ 35 as of December 31, 2025 compared to US$ 41 as of December 31, 2024.

16.7 Rollforward of outstanding share-based payments arrangements

	SOP		SOP		ISO		RSU		RSU		Matching
	Equity-settled		Cash-settled		Equity-settled		Equity-settled		Cash-settled		Equity-settled
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options
Outstanding at January 1st	3,847,213	4,069,844	106,589	92,322	484,055	93,896	1,386,242	1,209,759	15,480	-	6,173	6,719
Forfeited during the year	(280,435)	(405,998)	-	-	(63,248)	(45,941)	(345,352)	(206,439)	-	-	(283)	(546)
Exercised during the year	(551,456)	(312,631)	-	(3,000)	(33,319)	(11,000)	(402,699)	(421,939)	(4,550)		(5,890)	-
Granted during the year	447,166	495,998	13,656	17,267	418,705	447,100	847,662	804,861	14,854	15,480	-	-
Outstanding at Dec 31st	3,462,488	3,847,213	120,245	106,589	806,193	484,055	1,485,853	1,386,242	25,784	15,480	-	6,173
Exercisable at Dec 31st	2,152,485	1,999,336	59,467	52,529	168,931	38,211	-	-	-	-	-	-

The outstanding stock options as of December 31, 2025, had an exercise price range of US$ 1.83 to US$ 6.08 (US$ 1.83 to US$ 3.95 as of December 31, 2024) and a weighted average remaining contractual life of 2.3 years (3.0 years as of December 31, 2024).

The weighted average market price of the shares on the exercise date for stock options exercised in 2025 was US$ 5.85 (US$ 5.49 as of December 31, 2024).

The outstanding incentive stock options as of December 31, 2025, had an exercise price ranging from US$ 3.95 to US$ 6.30 (US$ 3.95 to US$ 6.30 as of December 31, 2024) and a weighted average remaining contractual life of 3.3 years (4 years as of December 31, 2024).

The weighted average price of the shares on the exercise date for incentive stock options exercised in 2025 was US$ 6.28 (US$ 6.29 in 2024).

During the fiscal year ending December 31, 2025, the total expenses recognized in the statement of profit or loss related to share-based payment arrangements amounted to US$ 4,971; compared to US$ 5,565 in December 2024 and US$ 5,665 in December 2023.